Details of Significant Accounts - Share-based payment expenses, shareholder earnout - Narrative (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Service agreements with board of directors
Share-based payment arrangements
Expenses recorded	$ 0	$ 175
Shareholder Earnout
Share-based payment arrangements
Threshold trading days over which the daily volume-weighted average price of the perfect class A ordinary shares is considered	20 days
Threshold trading day period over which the daily volume-weighted average price of the perfect class A ordinary shares is considered	30 days
Shareholder Earnout | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $11.50
Share-based payment arrangements
Number of earnout shares issuable (in shares)	3,000
Daily volume-weighted average price of the perfect class A ordinary shares considered (in USD per share)	$ 11.50
Shareholder Earnout | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $13.00
Share-based payment arrangements
Number of earnout shares issuable (in shares)	3,000
Daily volume-weighted average price of the perfect class A ordinary shares considered (in USD per share)	$ 13.00
Shareholder Earnout | If daily volume-weighted average price of the Perfect Class A Ordinary Shares is greater than or equal to $14.50
Share-based payment arrangements
Number of earnout shares issuable (in shares)	4,000
Daily volume-weighted average price of the perfect class A ordinary shares considered (in USD per share)	$ 14.50